Other liabilities	12 Months Ended
Dec. 31, 2023
Other liabilities.
Other liabilities

21 Other liabilities

Other liabilities are amounts due to third parties that are not financial liabilities including lease liabilities, amounts due for goods and services that have been received but not invoiced, tax due to HMRC, and retirement benefit liabilities. Liabilities which have a level of uncertainty regarding their timing or the future cost to settle them are included in other liabilities as provisions for liabilities and charges.

	2023	2022
Other liabilities	£m	£m
Lease liabilities	670	1,118
Provisions for liabilities and charges	990	1,138
Retirement benefit liabilities (Note 5)	99	98
Accruals	1,411	1,407
Deferred income	402	355
Current tax	332	55
Deferred tax (Note 7)	141	227
Acceptances	575	237
Other liabilities (1)	582	711
Total	5,202	5,346

(1)	Other liabilities include liabilities of disposal groups of £3 million (2022 - £15 million). Refer to Note 8 for further information.

		Litigation
	Customer	and other		Commitments
	redress	regulatory	Property	and guarantees	Other (1)	Total
Provisions for liabilities and charges	£m	£m	£m	£m	£m	£m
At 1 January 2023	431	240	154	87	226	1,138
Expected credit loss impairment release	—	—	—	(9)	—	(9)
Currency translation and other movements	(5)	(9)	—	—	(6)	(20)
Charge to income statement	276	21	41	—	136	474
Release to income statement	(36)	(33)	(64)	—	(28)	(161)
Provisions utilised	(180)	(63)	(32)	—	(157)	(432)
At 31 December 2023	486	156	99	78	171	990

(1)	Other materially comprises provisions relating to restructuring costs.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

For accounting policy information refer to Accounting policy 2.4.

Critical accounting policy: Provisions for liabilities

The key judgement is involved in determining whether a present obligation exists. There is often a high degree of uncertainty and judgement is based on the specific facts and circumstances relating to individual events in determining whether there is a present obligation. Judgement is also involved in estimation of the probability, timing and amount of any outflows. Where NatWest Group can look to another party such as an insurer to pay some or all of the expenditure required to settle a provision, any reimbursement is recognised when, and only when, it is virtually certain that it will be received.

Estimates - Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably.

21 Other liabilities Continued

Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.

-	Customer redress: Provisions reflect the estimated cost of redress attributable to claims where it is determined that a present obligation exists.
-	Litigation and other regulatory: NatWest Group is engaged in various legal proceedings, both in the UK and in overseas jurisdictions, including the US. For further information in relation to legal proceedings and discussion of the associated uncertainties, refer to Note 26.
-	Property: This includes provision for contractual costs associated with vacant properties.
-	Other provisions: These materially comprise provisions for onerous contracts and restructuring costs. Onerous contract provisions comprise an estimate of the costs involved in fulfilling the terms and conditions of contracts net of any expected benefits to be received. This includes provision for contractual costs associated with vacant properties. Redundancy and restructuring provisions comprise the estimated cost of restructuring, including redundancy costs where an obligation exists.

Background information for all material provisions is given in Note 26.